Notes Payable	12 Months Ended
Dec. 31, 2023
Notes Payable, Noncurrent [Abstract]
Notes Payable

11.NOTES PAYABLE

The Group issued short-term note payables to settle part of the payments for the construction of new research and development and intelligent manufacturing center in Shanghai, PRC. As of December 31, 2022 and 2023, the remaining balance was nil and RMB7,255, respectively.